Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
5. Property and equipment
Property and equipment include the following:

	March 31, 2023	December 31, 2022
Lab equipment	$5,747	$5,706
Furniture and office equipment	3,238	3,238
Software	291	291

Total	9,276	9,235
Accumulated depreciation	(7,444)	(6,496)

Property and equipment, net	$1,832	$2,739

The Company recognized $1,000 and $726 of depreciation expense for the three months ended March 31, 2023 and 2022, respectively. The Company accelerated depreciation of $360 on certain lab equipment for the three months ended March 31, 2023 as discussed in Note 17,
“Restructuring”.

5. Property and equipment
Property and equipment include the following:

	December 31, 2022	December 31, 2021
Lab equipment	$5,706	$6,177
Furniture and office equipment	3,238	3,238
Software	291	291

Total	9,235	9,706
Accumulated depreciation	(6,496)	(4,184)

Property and equipment, net	$2,739	$5,522

The Company recognized $2,766 and $2,775 of depreciation expense for the years ended December 31, 2022 and 2021, respectively.